CONVERTIBLE NOTES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Schedule of recorded interest expense and discount accretion

The Company recorded interest expense and discount accretion as set forth below:

	For the three months ended		For the six months ended
	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020

2019 Notes	$51,619	$51,619	$102,671	$103,238

2020 Notes	29,570	-	58,814	-

Total interest expense	$81,189	$51,619	$161,485	$103,238

The Company recorded interest expense and discount accretion as set forth below:

	For the years ended
	December 31, 2020	December 31, 2019

January 2014 Notes	$-	$479

2019 Notes	207,610	152,931

2020 Notes	25,021	-

Total interest expense	$232,631	$153,410

Schedule of principal amount and number of shares of common stock issuable upon exercise of their respective warrants

The investors in the offering included two current and one former member of the Board of Directors. The principal amounts of their respective January 2014 Notes were as set forth below:

Investor	Note Principal
Joseph C. McNay	$25,000
Allan L. Goldstein	$10,000
L. Thompson Bowles	$5,000

The affiliated investors and the principal amount of their respective 2019 Notes purchase are as set forth below:

Investor	Note Principal
Essetifin S.p.A.	$1,000,000
Joseph C. McNay	$25,000
J.J. Finkelstein	$25,000
Mauro Bove	$10,000
Allan L. Goldstein	$5,000
R. Don Elsey	$5,000

The affiliated investors and the principal amount of their respective 2020 Notes purchase are as set forth below:

Investor	Note Principal
Essetifin S.p.A.	$400,000
J.J. Finkelstein	$10,000
Mauro Bove	$10,000
Allan L. Goldstein	$5,000

2020 Convertible Notes
Debt Instrument [Line Items]
Schedule of principal amount and number of shares of common stock issuable upon exercise of their respective warrants

The affiliated investors and the principal amount of their respective 2020 Notes purchase are as set forth below:

Investor	Note Principal
Essetifin S.p.A.	$400,000
J.J. Finkelstein	$10,000
Mauro Bove	$10,000
Allan L. Goldstein	$5,000

2019 Notes [Member]
Debt Instrument [Line Items]
Schedule of principal amount and number of shares of common stock issuable upon exercise of their respective warrants

The affiliated investors, and the principal amount of their respective 2019 Notes purchase are as set forth below:

Investor	Note Principal
Essetifin S.p.A.	$1,000,000
Joseph C. McNay	$25,000
J.J. Finkelstein	$25,000
Mauro Bove	$10,000
Allan L. Goldstein	$5,000
R. Don Elsey	$5,000